PARENT COMPANY DISCLOSURES	12 Months Ended
Dec. 31, 2020
Disclosure Of Parent Company Financial Statements Explanatory [Abstract]
PARENT COMPANY DISCLOSURES
NOTE 54: PARENT COMPANY DISCLOSURES
(A)Company income statement

	2020	2019	2018
	£m	£m	£m
Net interest expense	(194)	(108)	(173)
Dividends received from subsidiary undertakings	1,135	5,150	4,000
Other income	566	682	524
Total income	1,507	5,724	4,351
Operating expenses	(249)	(289)	(246)
Impairment	(1)	4	(3)
Profit on ordinary activities before tax	1,257	5,439	4,102
Tax credit (expense)	45	(24)	2
Profit for the year	1,302	5,415	4,104

Profit attributable to ordinary shareholders	849	4,949	3,671
Profit attributable to other equity holders	453	466	433
Profit for the year	1,302	5,415	4,104
(B)Company balance sheet

	2020	2019
	£ million	£ million
Assets
Non-current assets:
Investment in subsidiaries	49,903	48,597
Loans to subsidiaries	20,107	14,660
Deferred tax asset	10	—
	70,020	63,257
Current assets:
Derivative financial instruments	1,832	760
Financial assets at fair value through profit or loss	14,362	12,516
Other assets	982	983
Amounts due from subsidiaries	27	27
Cash and cash equivalents	7	29
Current tax recoverable	16	1
	17,226	14,316
Total assets	87,246	77,573
Equity and liabilities
Capital and reserves:
Share capital	7,084	7,005
Share premium account	17,863	17,751
Merger reserve	7,420	7,420
Capital redemption reserve	4,462	4,462
Retained profits	4,869	3,950
Shareholders’ equity	41,698	40,588
Other equity instruments	5,906	5,906
Total equity	47,604	46,494
Non-current liabilities:
Debt securities in issue	20,545	20,018
Subordinated liabilities	7,760	5,961
Deferred tax liabilities	—	2
	28,305	25,981
Current liabilities:
Derivative financial instruments	803	438
Financial liabilities at fair value through profit or loss	8,635	3,464
Other liabilities	1,899	1,196
	11,337	5,098
Total liabilities	39,642	31,079
Total equity and liabilities	87,246	77,573
(C)Company statement of changes in equity

	Attributable to ordinary shareholders
	Share capital and premium	Merger reserve	Capital redemption reserve	Retained profits	Total	Other equity instruments	Total equity
	£ million	£ million	£ million	£ million	£ million	£ million	£ million
At 1 January 2018	24,831	7,423	4,115	1,498	37,867	5,355	43,222
Total comprehensive income[1]	—	—	—	3,671	3,671	433	4,104
Dividends	—	—	—	(2,240)	(2,240)	—	(2,240)
Distributions on other equity instruments	—	—	—	—	—	(433)	(433)
Issue of ordinary shares	162	—	—	—	162	—	162
Share buyback	(158)	—	158	(1,005)	(1,005)	—	(1,005)
Issue of other equity instruments	—	—	—	(7)	(7)	1,136	1,129
Movement in treasury shares	—	—	—	(74)	(74)	—	(74)
Value of employee services:
Share option schemes	—	—	—	53	53	—	53
Other employee award schemes	—	—	—	207	207	—	207
At 31 December 2018	24,835	7,423	4,273	2,103	38,634	6,491	45,125
Total comprehensive income[1]	—	—	—	4,949	4,949	466	5,415
Dividends	—	—	—	(2,312)	(2,312)	—	(2,312)
Distributions on other equity instruments	—	—	—	—	—	(466)	(466)
Issue of ordinary shares	107	—	—	—	107	—	107
Share buyback	(189)	—	189	(1,095)	(1,095)	—	(1,095)
Redemption of preference shares	3	(3)	—	—	—	—	—
Issue of other equity instruments	—	—	—	(5)	(5)	896	891
Redemption of other equity instruments	—	—	—	—	—	(1,481)	(1,481)
Movement in treasury shares	—	—	—	74	74	—	74
Value of employee services:
Share option schemes	—	—	—	71	71	—	71
Other employee award schemes	—	—	—	165	165	—	165
At 31 December 2019	24,756	7,420	4,462	3,950	40,588	5,906	46,494
Total comprehensive income[1]	—	—	—	849	849	453	1,302
Distributions on other equity instruments	—	—	—	—	—	(453)	(453)
Issue of ordinary shares	191	—	—	—	191	—	191
Movement in treasury shares	—	—	—	(52)	(52)	—	(52)
Value of employee services:
Share option schemes	—	—	—	48	48	—	48
Other employee award schemes	—	—	—	74	74	—	74
At 31 December 2020	24,947	7,420	4,462	4,869	41,698	5,906	47,604
1No statement of comprehensive income has been shown for the parent company, as permitted by section 408 of the Companies Act 2006. Total comprehensive income comprises only the profit for the year.
(D)Company cash flow statement

	2020	2019	2018
	£ million	£ million	£ million
Profit before tax	1,257	5,439	4,102
Fair value and exchange adjustments and other non-cash items	(512)	(166)	(715)
Change in other assets	(1,815)	(11,975)	(572)
Change in other liabilities and other items	6,401	3,151	7,538
Dividends received	(1,135)	(5,150)	(4,000)
Distributions on other equity instruments received	(492)	(366)	(324)
Tax received	—	70	660
Net cash provided by (used in) operating activities	3,704	(8,997)	6,689
Cash flows from investing activities
Return of capital contribution	4	5	9
Dividends received	1,135	5,150	4,000
Distributions on other equity instruments received	492	366	324
Acquisitions of and capital injections to subsidiaries	(1,170)	(1,648)	(12,753)
Return of capital by subsidiaries	—	—	11,114
Amounts advanced to subsidiaries	(5,827)	(1,812)	(21,577)
Repayment of loans to subsidiaries	2,004	11,257	12,602
Interest received on loans to subsidiaries	261	395	370
Net cash (used in) provided by investing activities	(3,101)	13,713	(5,911)
Cash flows from financing activities
Dividends paid to ordinary shareholders	—	(2,312)	(2,240)
Distributions on other equity instruments	(453)	(466)	(433)
Interest paid on subordinated liabilities	(316)	(314)	(275)
Proceeds from issue of subordinated liabilities	—	—	1,729
Proceeds from issue of other equity instruments	—	891	1,129
Proceeds from issue of ordinary shares	144	36	102
Share buyback	—	(1,095)	(1,005)
Repayment of subordinated liabilities	—	(3)	—
Redemptions of other equity instruments	—	(1,481)	—
Net cash used in financing activities	(625)	(4,744)	(993)
Change in cash and cash equivalents	(22)	(28)	(215)
Cash and cash equivalents at beginning of year	29	57	272
Cash and cash equivalents at end of year	7	29	57
(E)Interests in subsidiaries
The principal subsidiaries, all of which have prepared accounts to 31 December and whose results are included in the consolidated accounts of Lloyds Banking Group plc, are:

	Country of registration/ incorporation	Percentage of equity share capital and voting rights held	Nature of business
Lloyds Bank plc	England	100%	Banking and financial services
Scottish Widows Limited	England	100%[1]	Life assurance
HBOS plc	Scotland	100%[1]	Holding company
Bank of Scotland plc	Scotland	100%[1]	Banking and financial services
Lloyds Bank Corporate Markets plc	England	100%	Banking and financial services
1Indirect interest.
The principal area of operation for each of the above subsidiaries is the United Kingdom.